Annual Fund Operating Expenses - Vanguard Multi-Sector Income Bond ETF - ETF Shares	Sep. 30, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.30%	[1]

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.